Income taxes - Schedule of deferred tax assets (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax loss carried forward	¥ 461,896,586	¥ 809,834,806
Deductible temporary differences	308,259,437	267,362,061
Tax basis difference upon the restructuring in 2016	11,911,959	22,907,887
Allowance for credit loss	10,812,975	11,478,781
Allowance for others	18,868,173
Total deferred tax assets	811,749,130	1,111,583,535
Less: valuation allowance	¥ (811,749,130)	¥ (1,111,583,535)	¥ (1,064,015,562)	¥ (1,092,224,566)